Goldman Sachs International Equity ESG Fund Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.58%	5.63%	7.92%
Performance Inception Date	Dec. 01, 1992
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	4.99%	7.48%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.60%	4.31%	6.41%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		23.32%	6.03%	7.73%	[1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.87%	7.16%	8.90%
Performance Inception Date	Feb. 07, 1996
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.23%	6.63%	8.38%
Performance Inception Date	Mar. 06, 1996
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.79%	7.09%	8.80%
Performance Inception Date	Aug. 31, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.89%	7.17%	8.91%	[2]
Performance Inception Date	Feb. 26, 2016

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on February 26, 2016. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.